Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING MASTER TRUST
Entity Central Index Key	0001087961
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000020629
Shareholder Report [Line Items]
Fund Name	Core Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Portfolio for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Bond Portfolio	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
AssetsNet	$ 5,179,626,656
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 8,515,366
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$5,179,626,656
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$8,515,366

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

C000248008
Shareholder Report [Line Items]
Fund Name	Macro Strategies Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Macro Strategies Portfolio for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred either during or after the reporting period.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Macro Strategies Portfolio	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[2]
AssetsNet	$ 210,123,725
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 357,520
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$210,123,725
Consolidated # of portfolio holdings	165
Consolidated Portfolio turnover rate	9%
Consolidated Total advisory fees paid	$357,520

Holdings [Text Block]

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

U.S. Treasury securities	80.4
Common stocks	19.6

Largest Holdings [Text Block]

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 2.13%, 1‑15‑2035	3.8
TIPS, 0.13%, 7‑15‑2031	3.4
TIPS, 0.13%, 1‑15‑2032	3.3
TIPS, 0.50%, 1‑15‑2028	3.3
TIPS, 2.38%, 10‑15‑2028	3.3
TIPS, 0.75%, 2‑15‑2042	3.2
TIPS, 3.63%, 4‑15‑2028	3.2
TIPS, 2.38%, 1‑15‑2027	2.4
TIPS, 0.13%, 1‑15‑2031	2.1
U.S. Treasury Inflation-Indexed Notes, 1.88%, 7‑15‑2035	2.0

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the portfolio since May 1, 2025.
C000020607
Shareholder Report [Line Items]
Fund Name	Real Return Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Return Portfolio for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred either during or after the reporting period.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Real Return Portfolio	$21	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[3]
AssetsNet	$ 335,803,432
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 537,174
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$335,803,432
Consolidated # of portfolio holdings	418
Consolidated Portfolio turnover rate	21%
Consolidated Total advisory fees paid	$537,174

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

Material Fund Change Strategies [Text Block]

At a meeting held August 19-20, 2025, the Board of Trustees of the Portfolio approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolip's total assets, effective September 1, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the portfolio since May 1, 2025.
C000020611
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Value Portfolio for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Value Portfolio	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[4]
AssetsNet	$ 622,574,562
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 2,354,706
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$622,574,562
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$2,354,706

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

C000020605
Shareholder Report [Line Items]
Fund Name	Disciplined International Developed Markets Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined International Developed Markets Portfolio for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined International Developed Markets Portfolio	$19	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[5]
AssetsNet	$ 276,465,541
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 342,081
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$276,465,541
# of portfolio holdings	310
Portfolio turnover rate	5%
Total advisory fees paid	$342,081

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Novartis AG	1.8
ASML Holding NV	1.6
Sony Group Corp.	1.4
SAP SE	1.4
Siemens Energy AG	1.3
HSBC Holdings PLC	1.3
AstraZeneca PLC	1.2
Siemens AG	1.1
Allianz SE	1.0
Roche Holding AG	1.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	25.5
Industrials	20.2
Health care	10.1
Consumer discretionary	9.7
Information technology	8.4
Consumer staples	8.0
Materials	4.6
Communication services	4.6
Utilities	3.4
Energy	3.0
Real estate	2.5

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	21.7
United Kingdom	14.2
France	9.7
Germany	9.1
Switzerland	7.7
Australia	7.2
Netherlands	5.7
Hong Kong	3.8
Italy	3.7
Sweden	3.5
Other	13.7

C000200587
Shareholder Report [Line Items]
Fund Name	Disciplined Large Cap Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Large Cap Portfolio for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined Large Cap Portfolio	$16	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.28%	[6]
AssetsNet	$ 345,088,296
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 407,234
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$345,088,296
# of portfolio holdings	218
Portfolio turnover rate	16%
Total advisory fees paid	$407,234

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.4
Financials	13.3
Consumer discretionary	10.1
Communication services	10.1
Health care	9.6
Industrials	9.1
Consumer staples	4.3
Energy	2.3
Real estate	2.3
Materials	2.3
Utilities	2.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	7.5
Apple, Inc.	6.1
Microsoft Corp.	6.0
Amazon.com, Inc.	3.7
Broadcom, Inc.	3.0
Alphabet, Inc. Class C	2.6
Meta Platforms, Inc. Class A	2.5
Alphabet, Inc. Class A	2.4
Tesla, Inc.	1.9
JPMorgan Chase & Co.	1.4

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized